Derivative Instruments - Additional Information (Details) gal in Millions, MW in Millions, DTH in Millions	Dec. 31, 2019 USD ($) MW DTH gal
Interest rate swap agreements
Derivative [Line Items]
Notional amount	$ 1,800,000,000
Foreign currency contracts
Derivative [Line Items]
Notional amount	$ 15,900,000
Electricity Contract
Derivative [Line Items]
Derivative, nonmonetary notional amount | MW	0.1
Diesel Contract
Derivative [Line Items]
Derivative, nonmonetary notional amount | gal	16.5
Natural Gas Contract
Derivative [Line Items]
Derivative, nonmonetary notional amount | DTH	5.7
Through 2019 | Interest rate swap agreements
Derivative [Line Items]
Weighted average fixed interest rate	1.54%
From 2019 Through 2020 | Interest rate swap agreements
Derivative [Line Items]
Weighted average fixed interest rate	2.68%
From 2021 Through 2025 | Interest rate swap agreements
Derivative [Line Items]
Weighted average fixed interest rate	2.91%